GOING CONCERN UNCERTAINTY (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 51,878		$ 757	$ 735	$ 757
Current assets	97,200		757	3,410	$ 757
Current liabilities	3,966,187		4,373,037	4,025,359
Accumulated deficit	8,511,260		7,776,354	7,043,784
Cash from operating activities	$ 364,267	$ 126,281	$ 131,453	$ 959